Land use right net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Land use right, gross	¥ 7,361	¥ 7,361
Less: accumulated amortization	2,662	2,511
Land use right, net	¥ 4,699	¥ 4,850